Defiance Daily Target 2X Long AVAV ETF
Schedule of Investments
July 31, 2026 (Unaudited)
SHORT-TERM INVESTMENTS - 30.6%
Money Market Funds - 1.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	105,497	$105,497

U.S. Treasury Bills - 29.5%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	2,790,000	2,783,304

TOTAL SHORT-TERM INVESTMENTS (Cost $2,888,132)		2,888,801

TOTAL INVESTMENTS - 30.6% (Cost $2,888,132)		$2,888,801
Other Assets in Excess of Liabilities - 69.4%		6,546,156
TOTAL NET ASSETS - 100.0%		$9,434,957

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

Defiance Daily Target 2X Long AVAV ETF
Schedule of Total Return Swaps Contracts
July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 11.2%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
AeroVironment, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 12.50%	Termination(e)	11/01/2028	$3,258,208	$214,200
AeroVironment, Inc.	Clear Street LLC	Receive	OBFR + 2.50%	Termination(c)	12/07/2027	3,148,570	71,873
AeroVironment, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 6.00%	Termination(c)	03/18/2033	3,077,022	143,782
AeroVironment, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.50%	Termination(b)	10/27/2028	3,077,022	241,592

AeroVironment, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 15.00%	Termination(d)	01/31/2033	2,987,400	253,800

AeroVironment, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 8.00%	Termination(a)	03/31/2033	3,286,140	133,998

							1,059,245

Net Unrealized Appreciation (Depreciation)							1,059,245

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.